Leases - Schedule of ROU Assets and Related Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of ROU Assets and Related Lease Liabilities [Abstract]
Operating lease ROU assets	¥ 33,589	¥ 60,850		$ 4,803
Current operating lease liabilities	15,308	30,054		2,189
Non-current operating lease liabilities	15,463	27,918		$ 2,211
Total operating lease liabilities	¥ 30,771	¥ 57,972
Weighted average lease term:
Operating leases	2 years 7 months 28 days	2 years 1 month 2 days		2 years 7 months 28 days
Weighted average discount rate:
Operating leases	2.88%	2.98%		2.88%
Operating lease expense	¥ 16,223	¥ 58,192	¥ 66,782
Short term lease expense	7,283	4,253	4,697
Total	¥ 23,506	¥ 62,445	¥ 71,479